CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2020
Capital Stock [Abstract]
Schedule of completed public offerings of shares of common stock

Common Stock Issuances

During 2020 and 2019, the Company completed the following public offerings of shares of its common stock.

($ in thousands, except per share amounts)
		Weighted
		Average
		Price
		Received		Net
Type of Offering	Period	Per Share(1)	Shares	Proceeds(2)
2020
At the Market Offering Program(3)	First Quarter	$6.23	3,170,727	$19,447
At the Market Offering Program(3)	Third Quarter	5.15	3,073,326	15,566
At the Market Offering Program(3)	Fourth Quarter	5.41	6,775,187	36,037
			13,019,240	$71,050
2019
At the Market Offering Program(3)	First Quarter	$6.84	1,267,894	$8,503
At the Market Offering Program(3)	Second Quarter	6.70	4,337,931	28,495
At the Market Offering Program(3)	Third Quarter	6.37	1,771,301	11,098
Follow-on Offering(3)	Third Quarter	6.35	7,000,000	44,218
			14,377,126	$92,314

(1) Weighted average price received per share is before deducting the underwriters’ discount, if applicable, and other offering costs.

(2) Net proceeds are net of the underwriters’ discount, if applicable, and other offering costs.

(3) As of December 31, 2020, the Company had entered into eight equity distribution agreements, seven of which have either been terminated because all shares were sold or were replaced with a subsequent agreement.

Schedul of cash dividends declared on the Company's common stock

Cash Dividends

The table below presents the cash dividends declared on the Company’s common stock.

(in thousands, except per share amounts)
Year	Per Share Amount	Total
2013	$1.395	$4,662
2014	2.160	22,643
2015	1.920	38,748
2016	1.680	41,388
2017	1.680	70,717
2018	1.070	55,814
2019	0.960	54,421
2020	0.790	53,570
2021 - YTD(1)	0.130	11,079
Totals	$11.785	$353,042
On January 14, 2021, the Company declared a dividend of $0.065 per share to be paid on February 24, 2021. On February 10, 2021, the Company declared a dividend of $0.065 per share to be paid on March 29, 2021. The dollar amount of the dividend declared in February 2021 is estimated based on the number of shares outstanding at February 26, 2021. The effect of these dividends are included in the table above, but are not reflected in the Company’s financial statements as of December 31, 2020.